Financial Instruments	6 Months Ended
Jun. 30, 2015
Fair Value Disclosures [Abstract]
Fair Value Disclosures [Text Block]
12. Financial Instruments

Fair value measurements

The following methods and assumptions were used to estimate the fair value of each class of financial instrument:

Cash and cash equivalents and restricted cash – The fair value of the cash and cash equivalents and restricted cash approximates its carrying amounts reported in the consolidated and combined carve-out balance sheets.

Advances (shareholder loans) to joint ventures – The fair values of the fixed rate subordinated shareholder loans are estimated using discounted cash flow analyses based on rates currently available for debt with similar terms and remaining maturities and the current credit worthiness of the joint ventures.

Demand note due from owner affiliates – The fair value of the fixed rate demand note approximates the carrying amount of the receivable and accrued interest reported in the consolidated and combined carve-out balance sheets since the amount is payable on demand. Refer to note 11.

Amounts due to owners and affiliates – The fair value of the non-interest bearing payable approximates its carrying amounts reported in the consolidated and combined carve-out balance sheets since it is to be settled consistent with trade payables.

Loans and promissory notes due to owners and affiliates – The fair values of the variable-rate and the fixed rate loans and promissory notes approximates their carrying amounts of the liabilities and accrued interest reported in the consolidated and combined carve-out balance sheets since the amounts are payable on demand. Refer to note 11.

Derivative financial instruments – The fair values of the interest rates swaps are estimated based on the present value of cash flows over the term of the instruments based on the relevant LIBOR interest rate curves, adjusted for the subsidiary’s credit worthiness given the level of collateral provided and the credit worthiness of the counterparty to the derivative.

The fair value estimates are categorized by a fair value hierarchy based on the inputs used to measure fair value. The fair value hierarchy has three levels based on the reliability of the inputs used to determine fair value as follows:

Level 1: Observable inputs such as quoted prices in active markets;
Level 2: Inputs, other than the quoted prices in active markets, that are observable either directly or indirectly; and
Level 3: Unobservable inputs in which there is little or no market data, which require the reporting entity to develop its own assumptions.

The following table includes the estimated fair value and carrying value of those assets and liabilities that are measured at fair value on a recurring and non-recurring basis, as well as the estimated fair value of the financial instruments that are not accounted for at a fair value on a recurring basis.

		As of		As of
		June 30, 2015		December 31, 2014
		Carrying	Fair	Carrying	Fair
		amount	value	amount	value
		Asset	Asset	Asset	Asset
(in thousands of U.S. dollars)	Level	(Liability)	(Liability)	(Liability)	(Liability)
Recurring:
Cash and cash equivalents	1	$29,373	29,373	30,477	30,477
Restricted cash	1	24,579	24,579	37,119	31,119
Derivative financial instruments	2	(8,394)	(8,394)	(9,220)	(9,220)
Other:
Advances (shareholder loans) to joint ventures	2	16,355	16,604	18,952	19,629
Demand note due from owner	2	142,089	142,089	143,241	143,241
Current amounts due to owners and affiliates	2	(2,290)	(2,290)	(6,019)	(6,019)
Loans and promissory notes due to owners and affiliates	2	(301)	(301)	(467)	(467)
Lampung facility	2	$(202,802)	(204,921)	(212,333)	(214,636)

Financing Receivables

The following table contains a summary of the loan receivables by type of borrower and the method by which the credit quality is monitored on a quarterly basis:

			As of
Class of Financing Receivables	Credit Quality		June 30,	December 31,
(in thousands of U.S. dollars)	Indicator	Grade	2015	2014
Advances/loans to joint ventures	Payment activity	Performing	$16,355	$18,952
Demand note due from owner	Payment activity	Performing	$142,089	$143,241

The shareholder loans to joint ventures are classified as advances to joint ventures in the consolidated and combined carve-out balance sheet. Refer to note 8.